Legal Proceedings - Additional Information (Detail) - t t in Thousands			12 Months Ended
	Feb. 29, 2024	Apr. 12, 2019	Dec. 31, 2023	Apr. 30, 2023	Feb. 28, 2021
Disclosure of Commitments and Contingencies [Line Items]
Lease contract for a period			21 years
Extended long term lease contract period			10 years
Percentage of entity's revenue	75.00%
CI Calizas [member]
Disclosure of Commitments and Contingencies [Line Items]
Percentage of entity's revenue		0.90%
Zomam [member]
Disclosure of Commitments and Contingencies [Line Items]
Percentage of entity's revenue		0.80%
Concentration Risk Percentage		0.30%
CEMEX Colombia [member]
Disclosure of Commitments and Contingencies [Line Items]
Number of Raw Materials Used For Production			1,500	1,500	990
CEMEX Colombia [member] | Maceo Plant [Member]
Disclosure of Commitments and Contingencies [Line Items]
Minimum production of cement required subject to environmental clearance			950
Bottom of range [member] | CEMEX Colombia [member]
Disclosure of Commitments and Contingencies [Line Items]
Permission Granted For The Extranction Of Raw Materials			950